Condensed Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (15,762)	$ (10,538)	$ (53,413)	$ (11,854)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and accretion	144	893	251	509
Impairment loss on property and equipment and intangible asset		1,185	1,185	10
Loss on disposal of property and equipment				94
Stock-based compensation	2,050	188	331	263
Issuance of Series C redeemable convertible preferred stock for license			13,121
Restructuring costs, net of cash paid	28		2,423	173
Restructuring payments	(875)	(88)
Non-cash interest expense on convertible notes		125	134
Issuance costs for convertible notes		24	23
Gain on issuance of convertible notes		(63)	(63)
Gain on sale of PNAi technology	(2,691)
Change in fair value of convertible notes		775	1,076
Change in fair value of non-marketable equity securities	645
Changes in operating assets and liabilities:
Prepaid expense and other current assets	(3,012)	(6)	(135)	320
Other assets			59	(19)
Grants receivable				159
Accounts payable	55	(3)	567	(291)
Accrued and other current liabilities	2,176	264	110	60
Other liabilities		(183)	(478)	287
Net cash used in operating activities	(17,270)	(7,427)	(34,809)	(10,289)
Cash flows from investing activities
Proceeds from sale of PNAi technology	796
Purchase of property and equipment		(99)	(99)	(125)
Proceeds from the sale of property and equipment			57
Net cash provided by (used in) investing activities	796	(99)	(42)	(125)
Cash flows from financing activities
Proceeds from exercise of stock options	550	23	230	51
Proceeds from issuance of Series C redeemable convertible preferred stock			80,000
Proceeds from issuance of convertible notes		5,602	5,602
Proceeds from issuance of Class A common stock upon initial public offering, net of underwriting discounts and commissions	51,176
Payment of offering costs related to initial public offering	(2,765)		(389)
Payment issuance costs related to convertible promissory notes		(24)	(23)
Payment on capital lease obligations		(112)	(130)	(188)
Net cash provided by financing activities	48,961	5,489	85,290	(137)
Net increase (decrease) in cash and cash equivalents and restricted cash	32,487	(2,037)	50,439	(10,551)
Cash, cash equivalents and restricted cash, beginning of period	53,997	3,558	3,558	14,109
Cash, cash equivalents and restricted cash, end of period	86,484	1,521	53,997	3,558
Supplemental disclosure of cash flow information
Cash paid for interest		21	32	51
Purchases of property and equipment through capital leases				18
Issuance of Series C redeemable convertible preferred stock for license			13,121
Issuance of Series C redeemable convertible preferred stock upon extinguishment of convertible notes			5,736
Reclassification of redeemable convertible preferred stock into common stock upon initial public offering	139,576
Non-marketable equity securities received as partial proceeds from sale of PNAi technology	1,759
Lease assignment	136
Receivables on exercise of stock options			52
Cash and cash equivalents [Member]
Cash flows from financing activities
Cash, cash equivalents and restricted cash, beginning of period	53,654	3,195	3,195
Cash, cash equivalents and restricted cash, end of period	86,191	1,451	53,654	3,195
Restricted cash [Member]
Cash flows from financing activities
Cash, cash equivalents and restricted cash, beginning of period	343	363	363
Cash, cash equivalents and restricted cash, end of period	$ 293	$ 70	$ 343	$ 363